Income Tax Disclosure: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2020 $	2019 $
Income (loss) before income tax	10,046	(86,161)
Statutory tax rate	27%	27%
Expected tax expense (recovery)	3,000	(23,000)

Permanent differences and other	(10,000)	(50,391)
Effect of foreign exchange	(8,000)	(15,000)
Effect of change in tax rate	-	-
Change in valuation allowance	15,000	88,391
Provision for income taxes	-	-